Commitments, contingencies and guarantees - Maturities of Commitments (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2014
Commitments to extend credit [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount	¥ 514,715
Commitments to invest in partnerships [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount	24,864
Commitments to purchase aircraft [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount
Contractual amount due less than 1 year [Member] | Commitments to extend credit [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount	82,500
Contractual amount due less than 1 year [Member] | Commitments to invest in partnerships [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount	6,990
Contractual amount due less than 1 year [Member] | Commitments to purchase aircraft [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount
Contractual amount due 1 to 3 years [Member] | Commitments to extend credit [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount	64,065
Contractual amount due 1 to 3 years [Member] | Commitments to invest in partnerships [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount	1,085
Contractual amount due 1 to 3 years [Member] | Commitments to purchase aircraft [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount
Contractual amount due 3 to 5 years [Member] | Commitments to extend credit [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount	173,498
Contractual amount due 3 to 5 years [Member] | Commitments to invest in partnerships [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount
Contractual amount due 3 to 5 years [Member] | Commitments to purchase aircraft [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount
Contractual amount due more than 5 years [Member] | Commitments to extend credit [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount	194,652
Contractual amount due more than 5 years [Member] | Commitments to invest in partnerships [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount	16,789
Contractual amount due more than 5 years [Member] | Commitments to purchase aircraft [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount